QUARTERLY RESULTS (UNAUDITED)	12 Months Ended
Jun. 30, 2013
Notes to Financial Statements [Abstract]
QUARTERLY RESULTS (UNAUDITED)
NOTE 14
QUARTERLY RESULTS (UNAUDITED)

Quarters Ended		Sept 30	Dec 31		Mar 31	Jun 30		Total Year
NET SALES	2012-2013	$20,739	$22,175		$20,598	$20,655		$84,167
	2011-2012	21,530	21,744		20,194	20,212		83,680
OPERATING INCOME	2012-2013	3,951	4,492		3,405	2,633	(3)	14,481
	2011-2012	4,250	2,680	(3)	3,299	3,063		13,292
GROSS MARGIN	2012-2013	50.1%	50.9%		49.8%	47.5%		49.6%
	2011-2012	49.8%	50.1%		49.3%	48.1%		49.3%
NET EARNINGS:
Net earnings from continuing operations	2012-2013	$2,853	$4,076	(2)	$2,591	$1,882	(3)	$11,402
	2011-2012	2,999	1,672	(3)	2,433	2,213		9,317
Net earnings from discontinued operations	2012-2013	—	—		—	—		—
	2011-2012	58	41		34	1,454	(4)	1,587
Net earnings attributable to Procter & Gamble	2012-2013	2,814	4,057	(2)	2,566	1,875	(3)	11,312
	2011-2012	3,024	1,690	(3)	2,411	3,631		10,756
DILUTED NET EARNINGS PER COMMON SHARE: (1)
Earnings from continuing operations	2012-2013	$0.96	$1.39		$0.88	$0.64		$3.86
	2011-2012	1.01	0.56		0.81	0.74		3.12
Earnings from discontinued operations	2012-2013	—	—		—	—		—
	2011-2012	0.02	0.01		0.01	0.50		0.54
Net earnings	2012-2013	0.96	1.39		0.88	0.64		3.86
	2011-2012	1.03	0.57		0.82	1.24		3.66

(1)	Diluted net earnings per share is calculated on earnings attributable to Procter & Gamble.

(2)	The Company acquired the balance of its Baby Care and Feminine Care joint venture in Iberia in October 2012 resulting in a non-operating gain of $623.

(3)
During the fourth quarter of fiscal year 2013 and the second quarter of fiscal year 2012, the Company recorded goodwill and indefinite-lived intangible assets impairment charges of $308 million and $1.6 billion, respectively. For additional details, see Note 2.

(4)	The Company divested its snacks business in May 2012. See Note 13 for details of the transaction.